INVESTMENT IN PC GOLD INC. (Details 3)	12 Months Ended
Dec. 31, 2021 CAD ($)
Statement [Line Items]
Equity loss (June 9, 2021 to December 31, 2021)	$ (3)
Pickle Crow
Statement [Line Items]
Initial Recognition on June 9, 2021	0
Net Assets Carrying value, beginning balance	17,344
Equity loss (June 9, 2021 to December 31, 2021)	(11)
Other increases in equity of PC Gold	7,898
Net Assets Carrying value, endning balance	25,231
First Mining's share of net assets	7,569
Incremental fair value of Pickle Crow mineral property	14,001
Carrying value	$ 21,570